Trade and other receivables	6 Months Ended
Feb. 29, 2024
Trade and other receivables
Trade and other receivables

3. Trade and other receivables

	As at	As at
	February 29,	August 31,
	2024	2023
	$	$
Trade receivables	40,732	59,364
Sales taxes receivable	184,308	159,114
R&D tax credit receivable	143,500	143,500
Other receivables	8,163	188,858
	376,703	550,836

Trade receivables disclosed above include amounts that are past due at the end of the reporting period for which the Company has not recognized an allowance for expected credit losses because there has not been a significant change in credit quality and the amounts are still considered recoverable.

As at February 29, 2024, trade receivables of $40,732 [August 31, 2023 – $59,364] were past due but not impaired. They relate to customers with no default history. The aging analysis of these receivables is as follows:

	As at	As at
	February 29,	August 31,
	2024	2023
	$	$
0 – 30	—	13,986
31 – 60	3,174	—
61 – 90	—	—
91 and over	37,558	45,378
	40,732	59,364

There were no movements in the allowance for expected credit losses for the three months ended February 29, 2024 and the year ended August 31, 2023.